Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
14.	TRADE AND OTHER PAYABLES

Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade payables	19,053	32,649	32,753
Social security costs payables	4,217	2,949	3,581
Employee profit sharing	17	17	17
VAT payables	19	1	2
Taxes payables	241	286	487
Other payables	34	71	527
TOTAL	23,580	35,974	37,368

Trade and other payables - Current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade payables	19,053	32,649	32,753
Social security costs payables	4,217	2,949	3,581
Employee profit sharing	17	17	17
VAT payables	19	1	2
Taxes payables	241	286	487
Other payables	34	71	76
TOTAL	23,580	35,974	36,917

Trade and other payables - Non current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade payables	—	—	—
Social security costs payables	—	—	—
Employee profit sharing	—	—	—
VAT payables	—	—	—
Taxes payables	—	—	—
Other payables	—	−−	450
TOTAL	—		450